Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) ($)	Adjusted Compensation EBITDA(4)

2024	$16,615,210	$20,359,925	$4,287,773	$7,144,607	$176.80	$172.51	$1,296,000,000	$1,189,000,000

2023	$20,790,267	$56,444,245	$4,675,605	$13,712,268	$146.29	$137.70	$220,000,000	$1,251,000,000

2022	$16,660,642	$16,629,914	$5,991,767	$5,913,035	$101.06	$103.07	$455,000,000	$1,135,000,000

2021	$24,070,053	$36,922,378	$7,066,577	$9,717,383	$107.15	$124.59	$(222,000,000)	$277,100,000

2020	$13,006,023	$13,609,704	$3,604,660	$5,922,049	$82.96	$94.71	$(703,000,000)	$(177,000,000)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2024	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, Mark R. Vondrasek, and James K. Chu

2023	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

2022	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

2021	Mark S. Hoplamazian	Joan Bottarini, Alejandro Reynal, H. Charles Floyd, and Mark R. Vondrasek

2020	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table ( “ SCT ”) for the applicable fiscal year, adjusted as follows:

	2024
Adjustments	PEO	Average Non-PEO NEOs

Total Compensation in the SCT	$16,615,210	$4,287,773

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(13,277,777)	$(3,057,660)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$13,252,953	$3,030,979

Increase for Fair Value of Awards Granted During Year that Vested During Year	—	—

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$1,713,677	$1,479,189

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$1,908,724	$1,369,364

Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$147,138	$34,962

Total Adjustments	$3,744,715	$2,856,834

Total Compensation Actually Paid	$20,359,925	$7,144,607

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR ”) of the Russell 1000 Hotel/Motel Index.

(4)	See Appendix A to this proxy statement for additional information, including our definition of Adjusted Compensation EBITDA.

Company Selected Measure Name	Adjusted Compensation EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2024	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, Mark R. Vondrasek, and James K. Chu

2023	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

2022	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

2021	Mark S. Hoplamazian	Joan Bottarini, Alejandro Reynal, H. Charles Floyd, and Mark R. Vondrasek

2020	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR ”) of the Russell 1000 Hotel/Motel Index.
PEO Total Compensation Amount	$ 16,615,210	$ 20,790,267	$ 16,660,642	$ 24,070,053	$ 13,006,023
PEO Actually Paid Compensation Amount	$ 20,359,925	56,444,245	16,629,914	36,922,378	13,609,704
Adjustment To PEO Compensation, Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table ( “ SCT ”) for the applicable fiscal year, adjusted as follows:

	2024
Adjustments	PEO	Average Non-PEO NEOs

Total Compensation in the SCT	$16,615,210	$4,287,773

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(13,277,777)	$(3,057,660)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$13,252,953	$3,030,979

Increase for Fair Value of Awards Granted During Year that Vested During Year	—	—

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$1,713,677	$1,479,189

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$1,908,724	$1,369,364

Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$147,138	$34,962

Total Adjustments	$3,744,715	$2,856,834

Total Compensation Actually Paid	$20,359,925	$7,144,607

Non-PEO NEO Average Total Compensation Amount	$ 4,287,773	4,675,605	5,991,767	7,066,577	3,604,660
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,144,607	13,712,268	5,913,035	9,717,383	5,922,049
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table ( “ SCT ”) for the applicable fiscal year, adjusted as follows:

	2024
Adjustments	PEO	Average Non-PEO NEOs

Total Compensation in the SCT	$16,615,210	$4,287,773

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(13,277,777)	$(3,057,660)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$13,252,953	$3,030,979

Increase for Fair Value of Awards Granted During Year that Vested During Year	—	—

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$1,713,677	$1,479,189

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$1,908,724	$1,369,364

Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$147,138	$34,962

Total Adjustments	$3,744,715	$2,856,834

Total Compensation Actually Paid	$20,359,925	$7,144,607

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important performance measures used to link compensation actually paid to our
NEOs for the fiscal year ended December 31, 2024:

•	Adjusted Compensation EBITDA;

•	TSR; and

•	Net Rooms Growth
For additional details regarding certain of our most important performance measures, please see the sections titled “Annual Incentive” and “Annual Incentive — Long-Term Incentive — Annual Long-Term Incentive Grants — PSUs” in the CD&A section of this proxy statement, as applicable.
See Appendix A to this proxy statement for additional information, including our definition of Adjusted Compensation EBITDA.

Total Shareholder Return Amount	$ 176.8	146.29	101.06	107.15	82.96
Peer Group Total Shareholder Return Amount	172.51	137.7	103.07	124.59	94.71
Net Income (Loss)	$ 1,296,000,000	$ 220,000,000	$ 455,000,000	$ (222,000,000)	$ (703,000,000)
Company Selected Measure Amount	1,189,000,000	1,251,000,000	1,135,000,000	277,100,000	(177,000,000)
PEO Name	Mark S. Hoplamazian
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Compensation EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Rooms Growth
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,744,715
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,277,777)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,252,953
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,713,677
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,908,724
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	147,138
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,856,834
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,057,660)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,030,979
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,479,189
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,369,364
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 34,962